Net finance expense	12 Months Ended
Dec. 31, 2021
Financial Instruments [Abstract]
Net finance expense	Net finance expense
Recognized in profit or loss

(in thousands of USD)	2021	2020	2019
Interest income	1,896	3,687	6,529
Change in fair value of fuel derivatives recognized in P&L	1,668	2,800	—
Foreign exchange gains	11,370	15,009	14,043
Finance income	14,934	21,496	20,572

Interest expense on financial liabilities measured at amortized cost	(57,961)	(60,627)	(84,327)
Interest leasing	(2,378)	(3,287)	(4,811)
Change in fair value of fuel derivatives recognized in P&L	(8,966)	(1,723)	(51)
Fair value adjustment on interest rate swaps	(78)	(108)	(8,533)
Other financial charges	(14,265)	(9,936)	(7,474)
Foreign exchange losses	(11,893)	(15,872)	(14,607)
Finance expense	(95,541)	(91,553)	(119,803)

Net finance expense recognized in profit or loss	(80,607)	(70,057)	(99,231)

Finance income is lower during the year ended December 31, 2021 compared to December 31, 2020 which is mainly due to a decrease of foreign exchange gains enhanced by a decrease of interest received from less cash on hand during the period and a lower positive fair value of fuel derivatives recognized through P&L.

The increase in finance expenses is mainly due to the higher negative result on the fuel derivatives related to the hedging program of the bunker fuel on board of the Oceania and higher other financial charges, partially offset by a lower amount of foreign exchange losses.

Interest leasing is the interest on lease liabilities.

The above finance income and expenses include the following in respect of assets (liabilities) not recognized at fair value through profit or loss:

	2021	2020	2019
Total interest income on financial assets	3,564	6,487	6,529
Total interest expense on financial liabilities	(66,927)	(62,350)	(84,378)
Total interest leasing	(2,378)	(3,287)	(4,811)
Total other financial charges	(14,265)	(9,936)	(7,474)

Recognized directly in equity

(in thousands of USD)	2021	2020	2019
Foreign currency translation differences for foreign operations	(482)	636	(112)
Cash flow hedges - effective portion of changes in fair value	9,852	(2,873)	(1,885)
Net finance expense recognized directly in equity	9,370	(2,237)	(1,997)
Attributable to:
Owners of the Company	9,370	(2,237)	(1,997)
Net finance expense recognized directly in equity	9,370	(2,237)	(1,997)
Recognized in:
Translation reserve	(482)	636	(112)
Hedging reserve	9,852	(2,873)	(1,885)